General, Administrative and Other Operating Expenses - Schedule of General, Administrative and Other Operating Expenses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Operating Expenses [Abstract]
Personnel and social contributions	$ 271,591		$ 306,169		$ 313,118
Office expenses	43,666		44,581		53,208
Depreciation	27,717		21,862		21,599
Consumables	23,054		16,980		22,278
Audit and consulting services	22,941		27,537		28,856
Banking charges and services	17,109		17,107		16,428
Social expenses	16,090		20,773		44,490
Fines, penalties	13,619		4,409		4,609
Rent	11,446		10,258		12,276
Business trips	6,109		7,633		10,409
Mitigation of accidents consequences	5,504		4,388		17,786
Insurance	4,700		7,180		7,878
Disposals of property, plant and equipment	4,711		(5,311)		(7,057)
Settlement of litigation			16,608
Contributions to Mechel Fund					8,201
Obligation for stream mitigration					8,364
Other	35,578		34,589		20,801
Total general, administrative and other operating expenses	$ 503,835	[1]	$ 534,763	[1]	$ 583,244	[1]

[1]	See Note 21